Additional information- condensed financial statements of the Company (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed statement of cash flows [Line Items]
Cash flows from operating activities	¥ 4,464,814	$ 649,379	¥ 3,718,452	¥ 2,421,135
Cash flows from investing activities
Net cash used in investing activities	(6,295,386)	(915,626)	(3,037,516)	(2,172,359)
Cash flows from financing activities
Proceeds from bank borrowings	691,612	100,591	621,118	0
Proceeds from issuance of common shares, net of issuance cost	(4,473)	(651)	2,950,607	0
Partial disposal of subsidiary's interests to non-controlling interest shareholders	378,548	55,058	0	0
Repayment of bank borrowings	(1,308,092)	(190,254)	0	0
Repayment of convertible bonds	0	0	(2,753,630)	0
Net cash provided by financing activities	4,167,270	606,105	1,392,525	10,651
Cash and cash equivalents at the beginning of the year	2,617,432
Cash and cash equivalents at the end of the year	6,004,231	873,279	2,617,432
Parent [Member]
Condensed statement of cash flows [Line Items]
Cash flows from operating activities	0	0	0	0
Cash flows from investing activities
Repayment of loans from a subsidiary	195,091	28,375	2,132,512	0
Loans to a subsidiary	0	0	(2,950,607)	0
Net cash used in investing activities	195,091	28,375	(818,095)	0
Cash flows from financing activities
Proceeds from bank borrowings	0	0	621,118	0
Proceeds from issuance of common shares, net of issuance cost	(4,473)	(651)	2,950,607	0
Partial disposal of subsidiary's interests to non-controlling interest shareholders	378,548	55,058	0	0
Repayment of bank borrowings	(569,166)	(82,782)	0	0
Repayment of convertible bonds	0	0	(2,753,630)	0
Net cash provided by financing activities	(195,091)	(28,375)	818,095	0
Net increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents at the beginning of the year	0	0	0	0
Cash and cash equivalents at the end of the year	¥ 0	$ 0	¥ 0	¥ 0